DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Liabilities
Derivative liabilities

	Derivative liabilities associated with:
	Warrants	Convertible Note	Total
Balance, December 31, 2020	$24,336	$–	$24,336
Issuance of convertible note	–	127,049	127,049
Fair value of expired warrant	(1,258)	–	(1,258)
Change in fair value of derivative liabilities	17,585	43,446	61,031
Foreign exchange effect on derivative liability	(229)	–	(229)
Balance, December 31, 2021	$40,434	$170,495	$210,929
Change in fair value of derivative liabilities	(24,757)	(170,495)	(195,252)
Foreign exchange effect on derivative liability	(987)	–	(987)
Balance, December 31, 2022	$14,690	$–	$14,690

Assumptions used for derivatives

	2022	2021	2020
Volatility	322.4%	545.20%	411.10%
Expected life	0.41 to 9.99 years	0.45 to 2.12 years	0.33 to 3.12 years
Risk-free interest rate	3.27% - 4.06%	0.95% - 1.42%	0.20% - 0.67%
Dividend yield	0.00%	0.00%	0.00%